BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (LIBOR USD
1 Month + 0.26%), 3.34%, 05/25/37
(a)
... USD 45 $ 8,983
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.48%),
3.56%, 05/25/35
(a)
................ 55 47,870
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 49 7,386
Series 2000-A, Class A4, 8.29%, 06/15/30 35 5,629
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (LIBOR USD 1
Month + 1.73%), 4.81%, 08/25/34 ... 1 612
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 3.22%, 03/25/37 .. 12 11,397
Series 2007-HE2, Class 23A, (LIBOR USD
1 Month + 0.14%), 3.22%, 03/25/37 .. 22 20,693
Series 2007-HE3, Class 1A3, (LIBOR USD
1 Month + 0.25%), 3.33%, 04/25/37 .. 40 52,358
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 3.24%, 10/25/36
(a)
.......... 34 33,022
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 3.28%, 05/25/37 .. 142 104,205
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 3.35%, 05/25/37 .. 65 47,278
Conseco Finance Corp.
Series 1998-8, Class A1, 6.28%, 09/01/30 3 2,944
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 5.32%, 11/15/32
(a)
.. 20 21,246
Conseco Finance Securitizations Corp., Series
2000-5, Class A6, 7.96%, 05/01/31 ..... 37 12,266
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (LIBOR USD 1 Month
+ 0.22%), 3.30%, 12/25/25
(a)
......... —
(b)
681
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
..................... 17 16,179
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 6.02%,
01/25/29
(c)
................... 2 3,173
Series 2006-S5, Class A5, 6.16%, 06/25/35 2 2,859
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(d)
Series 2006-RES, Class 4Q1B, (LIBOR
USD 1 Month + 0.30%), 3.12%, 12/15/33 7 7,164
Series 2006-RES, Class 5B1A, (LIBOR USD
1 Month + 0.19%), 3.01%, 05/15/35 .. 18 17,466
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 3.00%, 05/15/35 ... 4 3,952
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 2.97%, 11/15/36 ... 8 7,382
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (LIBOR USD 1
Month + 0.60%), 3.68%, 01/25/36
(a)
.... 41 37,039
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 3.28%, 01/25/47 ... 22 11,727
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 3.38%), 6.46%, 02/25/47 ... 25 23,443
Home Equity Asset Trust, Series 2007-1,
Class 2A3, (LIBOR USD 1 Month + 0.30%),
3.38%, 05/25/37
(a)
................ 31 22,702
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
IXIS Real Estate Capital Trust, Series 2007-
HE1, Class A4, (LIBOR USD 1 Month +
0.23%), 3.31%, 05/25/37
(a)
.......... USD 627 $ 161,424
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
56 56,174
Series 2002-A, Class C, 0.00%, 06/15/33 4 3,783
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (LIBOR USD 1
Month + 0.30%), 3.38%, 06/25/36 ... 21 10,668
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.32%), 3.40%, 08/25/36 ... 14 5,719
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (LIBOR
USD 1 Month + 0.24%), 3.56%, 05/25/37
(a)
18 14,046
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class A2MZ, (LIBOR
USD 1 Month + 0.60%), 3.68%, 12/25/34
(a)
78 66,618
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(a)
... 9 5,279
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (LIBOR USD
1 Month + 0.21%), 3.29%, 03/25/37
(a)
. 40 30,759
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
................... 32 26,941
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(c)
................... 37 30,883
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 4.02%, 10/15/37
(a)(d)
... 12 11,958
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(c)
........ 27 22,407
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (LIBOR USD 1 Month +
0.32%), 3.40%, 07/25/36
(a)
.......... 16 3,573
Total Asset-Backed Securities — 0.3%
(Cost: $1,181,106) .............................. 979,888
Shares
Shares
Common Stocks
Aerospace & Defense — 0.4%
BAE Systems plc ................... 1,424 12,512
Curtiss-Wright Corp. ................. 119 16,560
HEICO Corp., Class A ................ 3,328 381,455
L3Harris Technologies, Inc. ............ 55 11,431
Saab AB, Class B .................. 10,595 330,107
Textron, Inc. ...................... 11,212 653,211
Thales SA ........................ 1,607 177,082
1,582,358
Air Freight & Logistics — 0.2%
Deutsche Post AG (Registered) ......... 7,830 235,994
DSV A/S ......................... 702 82,238
Expeditors International of Washington, Inc. . 701 61,905
FedEx Corp. ...................... 254 37,711
United Parcel Service, Inc., Class B ...... 1,741 281,241
699,089
Airlines — 0.0%
(e)
Deutsche Lufthansa AG (Registered) ..... 14,747 84,768
Qantas Airways Ltd. ................. 12,537 40,233
125,001

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Auto Components — 0.1%
Fuyao Glass Industry Group Co. Ltd., Class H
(d)
(f)
............................ 18,800 $ 75,383
Hankook Tire & Technology Co. Ltd. ...... 1,543 37,662
HL Mando Co. Ltd. .................. 1,832 56,047
Hu Lane Associate, Inc. .............. 19,000 98,831
Hyundai Mobis Co. Ltd. ............... 273 36,037
303,960
Automobiles — 1.4%
Bayerische Motoren Werke AG ......... 9,635 653,037
BYD Co. Ltd., Class A ................ 100 3,523
BYD Co. Ltd., Class H ............... 9,000 221,720
Ford Otomotiv Sanayi A/S ............. 6,287 110,752
General Motors Co. ................. 9,056 290,607
Honda Motor Co. Ltd. ................ 29,200 633,809
Mercedes-Benz Group AG ............. 20,040 1,013,363
Renault SA
(e)
...................... 1,195 32,332
Tesla, Inc.
(e)
....................... 9,760 2,588,840
Tofas Turk Otomobil Fabrikasi A/S ....... 4,221 20,823
Volkswagen AG .................... 265 43,187
XPeng, Inc., ADR
(e)
................. 636 7,600
5,619,593
Banks — 2.9%
Australia & New Zealand Banking Group Ltd. 32,439 474,868
Banco Bilbao Vizcaya Argentaria SA ...... 121,175 543,572
Banco Bradesco SA
(e)
................ 3,121 9,465
Bancolombia SA ................... 4,068 27,444
Bank of America Corp. ............... 74,376 2,246,155
Bank of Nova Scotia (The)
(g)
........... 28,540 1,357,424
Bank of Queensland Ltd. .............. 2,559 10,660
Bank Polska Kasa Opieki SA ........... 4,536 55,089
China Merchants Bank Co. Ltd., Class H ... 56,500 261,474
Citigroup, Inc. ..................... 17,749 739,601
Credicorp Ltd. ..................... 621 76,259
Erste Group Bank AG ................ 1,428 31,305
Grupo Financiero Banorte SAB de CV, Class O 38,360 245,803
JPMorgan Chase & Co. .............. 23,163 2,420,534
KeyCorp ......................... 15,722 251,866
National Australia Bank Ltd. ............ 13,982 258,886
Royal Bank of Canada ............... 2,578 232,111
Societe Generale SA ................ 756 14,951
Swedbank AB, Class A ............... 1,407 18,468
UniCredit SpA ..................... 35,932 363,779
US Bancorp ...................... 20,623 831,519
Wells Fargo & Co. .................. 4,258 171,257
Westpac Banking Corp. .............. 83,716 1,107,563
11,750,053
Beverages — 1.8%
Ambev SA ....................... 119,554 344,632
Anheuser-Busch InBev SA/NV .......... 8,641 391,408
Arca Continental SAB de CV ........... 4,068 29,291
Brown-Forman Corp., Class B .......... 9,766 650,123
China Resources Beer Holdings Co. Ltd. ... 6,000 41,620
Coca-Cola Co. (The) ................ 31,031 1,738,357
Coca-Cola Europacific Partners plc ....... 6,326 269,614
Coca-Cola Femsa SAB de CV .......... 19,697 114,781
Davide Campari-Milano NV ............ 20,641 182,622
Fomento Economico Mexicano SAB de CV . 4,429 27,780
Heineken NV ..................... 1,758 153,528
PepsiCo, Inc. ..................... 14,754 2,408,738
Pernod Ricard SA .................. 3,281 601,913
Suntory Beverage & Food Ltd. .......... 2,600 92,532
Tsingtao Brewery Co. Ltd., Class H ....... 2,000 18,856
7,065,795
Security
Shares
Shares Value
Biotechnology — 0.9%
Amgen, Inc. ...................... 2,724 $ 613,990
BeiGene Ltd.
(e)
.................... 900 9,280
BeiGene Ltd., ADR
(e)
................ 657 88,577
Biogen, Inc.
(e)
..................... 1,012 270,204
BioMarin Pharmaceutical, Inc.
(e)
......... 2,159 183,018
Celltrion, Inc. ...................... 411 49,882
CSL Ltd. ......................... 1,405 255,523
Exelixis, Inc.
(e)
..................... 2,182 34,214
Genmab A/S
(e)
..................... 621 199,778
Gilead Sciences, Inc. ................ 6,977 430,411
Incyte Corp.
(e)
..................... 2,468 164,467
Innovent Biologics, Inc.
(d)(e)(f)
............ 30,000 92,199
Legend Biotech Corp., ADR
(e)
........... 2,341 95,513
Moderna, Inc.
(e)
.................... 557 65,865
PharmaEngine, Inc. ................. 4,000 14,796
Regeneron Pharmaceuticals, Inc.
(e)
....... 618 425,722
Shanghai Junshi Biosciences Co. Ltd., Class
H
(d)(e)(f)(g)
....................... 12,600 39,842
United Therapeutics Corp.
(e)
............ 397 83,124
Vertex Pharmaceuticals, Inc.
(e)
.......... 1,437 416,069
3,532,474
Building Products — 0.2%
Belimo Holding AG (Registered) ......... 264 97,098
Fortune Brands Home & Security, Inc. ..... 305 16,376
Geberit AG (Registered) .............. 22 9,434
Lixil Corp. ........................ 2,200 32,280
Owens Corning .................... 7,512 590,518
ROCKWOOL A/S, Class B ............ 34 5,363
751,069
Capital Markets — 0.8%
B3 SA - Brasil Bolsa Balcao ............ 3,736 9,108
Bank of New York Mellon Corp. (The) ..... 37,781 1,455,324
Deutsche Bank AG (Registered) ......... 59,157 437,997
Deutsche Boerse AG ................ 625 102,454
Macquarie Group Ltd. ................ 7,891 769,848
S&P Global, Inc. ................... 26 7,939
UBS Group AG (Registered) ........... 41,010 594,972
3,377,642
Chemicals — 0.8%
Allied Supreme Corp. ................ 2,000 20,814
Croda International plc ............... 1,521 108,636
DuPont de Nemours, Inc. ............. 166 8,366
Givaudan SA (Registered) ............. 373 1,126,834
Israel Corp. Ltd. .................... 21 8,060
LG Chem Ltd. ..................... 964 355,943
Linde plc
(g)
....................... 159 42,865
Methanex Corp. .................... 813 25,896
Nitto Denko Corp. .................. 800 43,317
Novozymes A/S, Class B .............. 8,865 445,485
Sika AG (Registered) ................ 3,038 610,613
Sumitomo Chemical Co. Ltd. ........... 71,600 246,275
Wacker Chemie AG ................. 600 61,684
3,104,788
Commercial Services & Supplies — 0.0%
ISS A/S
(e)
........................ 626 9,650
Sohgo Security Services Co. Ltd. ........ 300 7,549
Tetra Tech, Inc. .................... 1,102 141,640
158,839
Communications Equipment — 0.1%
Accton Technology Corp. ............. 2,000 17,059
Arcadyan Technology Corp. ............ 7,000 20,895
BYD Electronic International Co. Ltd. ...... 5,000 11,948

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Communications Equipment (continued)
Cisco Systems, Inc. ................. 2,763 $ 110,520
Juniper Networks, Inc. ............... 6,971 182,083
Nokia OYJ ....................... 22,535 96,744
Telefonaktiebolaget LM Ericsson, Class B .. 12,155 71,052
510,301
Construction & Engineering — 0.4%
Ackermans & van Haaren NV .......... 2,236 283,714
AECOM ......................... 5,161 352,858
Bouygues SA ..................... 5,006 130,950
COMSYS Holdings Corp. ............. 2,600 44,117
Daewoo Engineering & Construction Co. Ltd.
(e)
7,009 19,951
Eiffage SA ....................... 1,183 94,868
EXEO Group, Inc. .................. 7,200 104,095
HDC Hyundai Development Co-Engineering &
Construction .................... 575 4,123
JGC Holdings Corp. ................. 800 9,925
Kandenko Co. Ltd. .................. 800 4,599
Obayashi Corp. .................... 10,400 66,747
Samsung Engineering Co. Ltd.
(e)
......... 1,768 27,832
Shimizu Corp. ..................... 13,300 65,024
Toda Corp. ....................... 1,400 7,202
Vinci SA ......................... 2,790 225,602
1,441,607
Construction Materials — 0.0%
James Hardie Industries plc, CDI ........ 3,193 62,719
Consumer Finance — 0.8%
Ally Financial, Inc.
(g)
................. 14,168 394,295
American Express Co. ............... 12,216 1,648,061
Capital One Financial Corp. ............ 5,742 529,240
Lufax Holding Ltd., ADR .............. 2,005 5,093
Synchrony Financial ................. 16,479 464,543
3,041,232
Containers & Packaging — 0.0%
Avery Dennison Corp. ................ 91 14,806
WestRock Co. ..................... 2,564 79,202
94,008
Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. ............... 1,900 28,289
H&R Block, Inc. .................... 13,318 566,548
Service Corp. International ............ 1,070 61,782
YDUQS Participacoes SA ............. 4,422 11,886
668,505
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B
(e)
...... 3,637 971,152
FirstRand Ltd. ..................... 4,449 14,852
Groupe Bruxelles Lambert NV .......... 1,695 118,540
Investor AB, Class B ................. 3,413 49,800
Voya Financial, Inc. ................. 3,357 203,098
1,357,442
Diversified Telecommunication Services — 0.5%
AT&T, Inc. ........................ 461 7,072
BCE, Inc.
(g)
....................... 4,048 169,733
Nippon Telegraph & Telephone Corp. ..... 62,800 1,693,861
1,870,666
Electric Utilities — 0.9%
Acciona SA ....................... 1,001 175,932
Centrais Eletricas Brasileiras SA ......... 1,288 10,286
Contact Energy Ltd. ................. 11,217 46,962
CPFL Energia SA ................... 26,929 168,532
Edison International ................. 24,279 1,373,706
Security
Shares
Shares Value
Electric Utilities (continued)
Electricite de France SA .............. 10,832 $ 125,624
Elia Group SA/NV .................. 2,392 281,469
Enel SpA ........................ 110,650 453,801
Energisa SA ...................... 2,497 19,432
Hydro One Ltd.
(d)(f)
.................. 39,580 967,903
NextEra Energy, Inc. ................ 1,327 104,050
SSE plc ......................... 3,363 56,788
Terna - Rete Elettrica Nazionale ......... 2,178 13,265
3,797,750
Electrical Equipment — 0.2%
ABB Ltd. (Registered) ................ 12,670 327,132
Bizlink Holding, Inc. ................. 24,000 210,824
Legrand SA ...................... 3,560 230,186
Signify NV
(d)(f)
..................... 4,288 110,362
878,504
Electronic Equipment, Instruments & Components — 0.5%
Azbil Corp. ....................... 800 20,854
Chroma ATE, Inc. ................... 32,000 180,043
Delta Electronics, Inc. ................ 47,000 373,327
E Ink Holdings, Inc. ................. 18,000 118,835
FLEXium Interconnect, Inc.
(e)
........... 41,000 111,957
Genius Electronic Optical Co. Ltd. ....... 4,000 43,261
Omron Corp. ...................... 14,400 659,769
Shimadzu Corp. .................... 700 18,365
Simplo Technology Co. Ltd. ............ 22,000 182,025
Sinbon Electronics Co. Ltd. ............ 2,000 16,612
Spectris plc ....................... 5,310 160,457
Sunny Optical Technology Group Co. Ltd. .. 900 8,553
1,894,058
Energy Equipment & Services — 0.1%
Schlumberger NV .................. 12,534 449,970
Worley Ltd. ....................... 1,787 14,569
464,539
Entertainment — 0.0%
NetEase, Inc. ..................... 1,000 15,089
NHN Corp.
(e)
...................... 198 2,944
Studio Dragon Corp.
(e)
............... 201 9,235
27,268
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp. ............... 568 121,950
Brixmor Property Group, Inc. ........... 589 10,879
Crown Castle, Inc. .................. 9,238 1,335,353
Digital Realty Trust, Inc. .............. 990 98,188
Equinix, Inc. ...................... 1,437 817,423
Equity Residential .................. 1,190 79,992
Essex Property Trust, Inc. ............. 77 18,652
GPT Group (The) ................... 2,727 6,712
Klepierre SA
(e)
..................... 2,607 45,323
Lamar Advertising Co., Class A ......... 514 42,400
Prologis, Inc. ...................... 6,904 701,446
Segro plc ........................ 50,195 418,820
Simon Property Group, Inc.
(g)
........... 5,272 473,162
Stockland ........................ 81,782 171,155
Tritax Big Box REIT plc ............... 22,643 34,170
Warehouses De Pauw CVA ............ 2,480 60,910
4,436,535
Food & Staples Retailing — 0.4%
BIM Birlesik Magazalar A/S ............ 7,506 46,967
Cia Brasileira de Distribuicao ........... 1,792 6,451
Coles Group Ltd. ................... 2,682 28,275
Cosmos Pharmaceutical Corp. .......... 900 88,991

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Food & Staples Retailing (continued)
Costco Wholesale Corp. .............. 912 $ 430,710
George Weston Ltd. ................. 294 30,782
Lawson, Inc. ...................... 5,200 170,122
Migros Ticaret A/S
(e)
................. 18,199 99,094
Shoprite Holdings Ltd.
(g)
.............. 3,282 39,183
Tesco plc ........................ 3,397 7,796
Tsuruha Holdings, Inc. ............... 14,300 837,262
1,785,633
Food Products — 0.8%
Associated British Foods plc ........... 18,052 252,234
BRF SA
(e)
........................ 1,755 4,194
Chocoladefabriken Lindt & Spruengli AG ... 17 164,293
Kellogg Co. ....................... 166 11,564
Kuala Lumpur Kepong Bhd. ............ 3,200 14,254
Marfrig Global Foods SA .............. 27,242 50,046
Mondelez International, Inc., Class A ...... 16,437 901,241
Nestle SA (Registered) ............... 13,750 1,487,163
Nissin Foods Holdings Co. Ltd. ......... 2,300 159,873
Nomad Foods Ltd.
(e)
................. 12,176 172,899
Sao Martinho SA ................... 12,912 60,965
3,278,726
Health Care Equipment & Supplies — 1.0%
Align Technology, Inc.
(e)
............... 898 185,985
Angelalign Technology, Inc.
(d)(f)
.......... 400 3,817
Boston Scientific Corp.
(e)
.............. 43,393 1,680,611
Edwards Lifesciences Corp.
(e)
.......... 7,707 636,829
IDEXX Laboratories, Inc.
(e)
............. 816 265,853
Medtronic plc ..................... 16,230 1,310,572
4,083,667
Health Care Providers & Services — 1.7%
Alfresa Holdings Corp. ............... 600 6,993
AmerisourceBergen Corp. ............. 1,555 210,438
Cigna Corp. ...................... 3,693 1,024,697
CVS Health Corp. .................. 16,523 1,575,798
Elevance Health, Inc. ................ 1,034 469,684
Fleury SA ........................ 25,397 83,380
Humana, Inc. ..................... 1,172 568,643
Qualicorp Consultoria e Corretora de Seguros
SA .......................... 10,931 16,515
Quest Diagnostics, Inc. ............... 238 29,200
UnitedHealth Group, Inc. .............. 5,900 2,979,736
6,965,084
Hotels, Restaurants & Leisure — 1.1%
Aristocrat Leisure Ltd. ................ 56,679 1,195,167
Booking Holdings, Inc.
(e)
.............. 346 568,551
Boyd Gaming Corp.
(g)
................ 814 38,787
Chipotle Mexican Grill, Inc.
(e)
........... 90 135,248
Domino's Pizza, Inc. ................. 92 28,538
Expedia Group, Inc.
(e)
................ 1,510 141,472
Flight Centre Travel Group Ltd.
(e)
........ 4,543 41,131
InterContinental Hotels Group plc ........ 2,610 125,703
International Game Technology plc
(g)
...... 941 14,868
Marriott International, Inc., Class A ....... 1,767 247,627
Resorttrust, Inc. .................... 400 6,407
Travel + Leisure Co. ................. 29,696 1,013,228
Trip.com Group Ltd.
(e)
................ 550 14,861
Trip.com Group Ltd., ADR
(e)
............ 4,785 130,679
Wyndham Hotels & Resorts, Inc. ........ 134 8,221
Yum China Holdings, Inc.
(g)
............ 8,248 390,378
Yum! Brands, Inc. .................. 4,116 437,695
4,538,561
Security
Shares
Shares Value
Household Durables — 0.1%
Arcelik A/S
(g)
...................... 7,398 $ 26,734
Barratt Developments plc ............. 64,397 243,383
Bellway plc ....................... 1,445 27,219
Mohawk Industries, Inc.
(e)
............. 450 41,036
338,372
Household Products — 0.7%
Colgate-Palmolive Co. ............... 23,504 1,651,156
Procter & Gamble Co. (The) ........... 10,213 1,289,391
2,940,547
Independent Power and Renewable Electricity Producers — 0.1%
Atlantica Sustainable Infrastructure plc
(g)
... 3,586 94,312
Clearway Energy, Inc., Class C ......... 1,832 58,349
Drax Group plc .................... 19,545 130,038
Encavis AG ....................... 734 13,119
Innergex Renewable Energy, Inc. ........ 865 10,889
306,707
Industrial Conglomerates — 0.8%
3M Co. .......................... 138 15,249
Doosan Co. Ltd. ................... 515 28,799
General Electric Co. ................. 11,876 735,243
Honeywell International, Inc. ........... 4,786 799,118
Siemens AG (Registered) ............. 12,531 1,224,816
Smiths Group plc ................... 16,668 277,639
3,080,864
Insurance — 1.9%
Ageas SA/NV ..................... 286 10,431
AIA Group Ltd. .................... 201,200 1,675,172
Aon plc, Class A ................... 68 18,215
AXA SA ......................... 6,696 146,193
Brighthouse Financial, Inc.
(e)
........... 645 28,006
Direct Line Insurance Group plc ......... 25,231 52,056
Lincoln National Corp. ............... 7,986 350,665
Manulife Financial Corp. .............. 58,819 923,152
Marsh & McLennan Cos., Inc. .......... 8,285 1,236,868
Meritz Fire & Marine Insurance Co. Ltd. .... 174 3,562
MetLife, Inc. ...................... 25,933 1,576,208
Ping An Insurance Group Co. of China Ltd.,
Class H ....................... 48,000 239,462
Swiss Life Holding AG (Registered) ....... 771 340,637
T&D Holdings, Inc. .................. 1,200 11,406
Talanx AG ........................ 531 18,803
Tokio Marine Holdings, Inc. ............ 11,000 195,504
Travelers Cos., Inc. (The) ............. 5,601 858,073
7,684,413
Interactive Media & Services — 2.3%
AfreecaTV Co. Ltd. ................. 355 15,516
Alphabet, Inc., Class A
(e)
.............. 30,333 2,901,352
Alphabet, Inc., Class C
(e)
.............. 23,340 2,244,141
Auto Trader Group plc
(d)(f)
............. 43,254 245,297
Baidu, Inc., Class A
(e)
................ 22,500 331,227
Joyy, Inc., ADR .................... 1,094 28,444
Kakao Corp. ...................... 3,103 122,101
Kuaishou Technology
(d)(e)(f)
............. 14,300 91,722
Meta Platforms, Inc., Class A
(e)
.......... 12,160 1,649,869
NAVER Corp. ..................... 1,047 139,477
REA Group Ltd. .................... 384 27,950
Scout24 SE
(d)(f)
.................... 2,828 141,712
SEEK Ltd. ....................... 569 6,916
Tencent Holdings Ltd. ................ 34,700 1,172,038
9,117,762

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Internet & Direct Marketing Retail — 1.3%
Alibaba Group Holding Ltd.
(e)
........... 80,500 $ 803,337
Amazon.com, Inc.
(e)
................. 27,722 3,132,586
Coupang, Inc.
(e)(g)
................... 11,441 190,722
eBay, Inc. ........................ 15,810 581,966
JD.com, Inc., Class A ................ 7,800 196,780
Meituan Dianping
(d)(e)(f)
................ 12,600 264,807
ZOZO, Inc. ....................... 300 6,005
5,176,203
IT Services — 2.2%
Accenture plc, Class A ............... 8,071 2,076,668
Capgemini SE ..................... 301 48,190
CGI, Inc., Class A
(e)
................. 1,111 83,638
Cognizant Technology Solutions Corp., Class A 26,973 1,549,329
DXC Technology Co.
(e)
............... 346 8,470
EPAM Systems, Inc.
(e)
................ 234 84,752
Fujitsu Ltd. ....................... 300 32,896
Gartner, Inc.
(e)
..................... 3,881 1,073,834
Genpact Ltd. ...................... 9,599 420,148
Mastercard, Inc., Class A .............. 2,784 791,603
Nomura Research Institute Ltd. ......... 12,900 315,060
Otsuka Corp. ..................... 4,400 137,225
Paychex, Inc. ..................... 1,869 209,720
Visa, Inc., Class A
(g)
................. 11,439 2,032,138
8,863,671
Leisure Products — 0.1%
Sankyo Co. Ltd. .................... 700 21,194
Sega Sammy Holdings, Inc. ............ 12,300 167,520
188,714
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.
(g)
............ 13,708 1,666,207
Mettler-Toledo International, Inc.
(e)
....... 450 487,854
Pharmaron Beijing Co. Ltd., Class H
(d)(f)
.... 1,500 7,257
Thermo Fisher Scientific, Inc. ........... 426 216,063
WuXi AppTec Co. Ltd., Class H
(d)(f)
....... 9,800 78,270
Wuxi Biologics Cayman, Inc.
(d)(e)(f)
........ 24,000 142,868
2,598,519
Machinery — 0.3%
Amada Co. Ltd. .................... 62,400 424,002
ANDRITZ AG ..................... 4,888 206,859
DMG Mori Co. Ltd. .................. 1,200 13,705
Ebara Corp. ...................... 1,600 52,136
Hiwin Technologies Corp. ............. 2,000 11,074
PACCAR, Inc. ..................... 1,228 102,771
Rational AG ...................... 89 43,105
Spirax-Sarco Engineering plc ........... 381 43,797
Techtronic Industries Co. Ltd. ........... 12,500 119,277
Timken Co. (The)
(g)
.................. 216 12,753
Toyota Industries Corp. ............... 200 9,554
Trelleborg AB, Class B ............... 660 12,382
Valmet OYJ ...................... 7,754 156,757
VAT Group AG
(d)(f)
................... 342 69,402
Wartsila OYJ Abp ................... 13,113 83,765
Yaskawa Electric Corp. ............... 600 17,267
1,378,606
Marine — 0.1%
AP Moller - Maersk A/S, Class A ......... 58 102,472
AP Moller - Maersk A/S, Class B ......... 178 323,467
Evergreen Marine Corp. Taiwan Ltd. ...... 8,000 36,475
Grindrod Shipping Holdings Ltd. ......... 445 10,649
Kuehne + Nagel International AG (Registered) 375 76,362
Security
Shares
Shares Value
Marine (continued)
Orient Overseas International Ltd. ....... 1,500 $ 26,105
575,530
Media — 0.7%
Comcast Corp., Class A .............. 38,915 1,141,377
Fox Corp., Class A .................. 46,636 1,430,793
Fox Corp., Class B
(g)
................. 376 10,716
Fuji Media Holdings, Inc. .............. 1,400 10,282
Nippon Television Holdings, Inc. ......... 1,000 8,013
2,601,181
Metals & Mining — 0.6%
Anglo American plc ................. 32,782 983,552
Norsk Hydro ASA ................... 2,747 14,740
POSCO Holdings, Inc. ............... 557 81,248
Reliance Steel & Aluminum Co. ......... 255 44,475
South32 Ltd. ...................... 50,300 119,408
Steel Dynamics, Inc. ................. 282 20,008
Wheaton Precious Metals Corp. ......... 37,330 1,208,796
2,472,227
Multiline Retail — 0.0%
J Front Retailing Co. Ltd. .............. 900 7,323
Macy's, Inc. ...................... 1,873 29,350
Shinsegae, Inc. .................... 196 31,319
67,992
Multi-Utilities — 0.3%
E.ON SE ........................ 65,858 505,972
Engie SA ........................ 61,658 709,677
1,215,649
Oil, Gas & Consumable Fuels — 2.9%
Aker BP ASA ...................... 4,559 130,864
Ampol Ltd. ....................... 233 4,310
APA Corp. ....................... 631 21,574
ARC Resources Ltd. ................. 11,082 133,095
Birchcliff Energy Ltd. ................ 1,827 12,975
BP plc .......................... 9,519 45,485
Chevron Corp. ..................... 17,630 2,532,902
ConocoPhillips .................... 1,164 119,124
Crescent Point Energy Corp. ........... 27,593 169,791
Devon Energy Corp. ................. 165 9,921
Enbridge, Inc. ..................... 29,881 1,107,978
Enerplus Corp. .................... 2,724 38,572
Eni SpA ......................... 1,080 11,479
EOG Resources, Inc.
(g)
............... 3,526 393,960
EQT Corp. ....................... 1,806 73,594
Equinor ASA ...................... 28,351 934,980
Exxon Mobil Corp. .................. 23,273 2,031,966
Gibson Energy, Inc.
(g)
................ 1,047 16,652
Inpex Corp. ....................... 26,900 250,899
Magnolia Oil & Gas Corp., Class A ....... 691 13,689
Marathon Oil Corp. .................. 7,549 170,456
Marathon Petroleum Corp. ............ 9,357 929,431
Murphy Oil Corp. ................... 233 8,195
NuVista Energy Ltd.
(e)
................ 754 5,355
Occidental Petroleum Corp. ............ 1,447 88,918
Ovintiv, Inc. ....................... 601 27,662
Parex Resources, Inc. ............... 2,113 30,853
PBF Energy, Inc., Class A
(e)
............ 215 7,559
Phillips 66 ........................ 312 25,185
Pioneer Natural Resources Co. ......... 242 52,400
Range Resources Corp. .............. 2,327 58,780
SK Innovation Co. Ltd.
(e)
.............. 997 98,800
TC Energy Corp.
(g)
.................. 10,120 407,628
Tourmaline Oil Corp. ................. 7,146 371,384

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Turkiye Petrol Rafinerileri A/S
(e)
......... 5,658 $ 88,057
Valero Energy Corp.
(g)
................ 1,703 181,966
Var Energi ASA .................... 6,077 19,745
Vermilion Energy, Inc. ................ 4,002 85,669
Williams Cos., Inc. (The) .............. 13,832 396,010
Woodside Energy Group Ltd. ........... 28,105 574,228
11,682,091
Paper & Forest Products — 0.0%
West Fraser Timber Co. Ltd. ........... 1,353 97,879
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A .... 961 207,480
LG H&H Co. Ltd. ................... 38 16,656
L'Oreal SA ....................... 143 45,723
Natura & Co. Holding SA .............. 3,188 8,747
Pola Orbis Holdings, Inc. .............. 2,200 24,848
Unilever plc ....................... 30,374 1,336,952
1,640,406
Pharmaceuticals — 3.3%
Astellas Pharma, Inc. ................ 16,300 215,931
Bristol-Myers Squibb Co. .............. 28,682 2,039,003
Eisai Co. Ltd. ..................... 600 32,195
Eli Lilly & Co. ..................... 4,851 1,568,571
GSK plc ......................... 3,031 43,776
H Lundbeck A/S .................... 2,344 7,513
Johnson & Johnson ................. 19,477 3,181,763
Merck & Co., Inc. ................... 20,129 1,733,510
Novartis AG (Registered) ............. 6,337 483,114
Novo Nordisk A/S, Class B ............ 14,150 1,409,592
Ono Pharmaceutical Co. Ltd. ........... 1,300 30,366
Pfizer, Inc. ....................... 21,310 932,526
Roche Holding AG .................. 943 316,677
Santen Pharmaceutical Co. Ltd. ......... 4,200 28,230
Takeda Pharmaceutical Co. Ltd. ......... 51,300 1,332,148
Teva Pharmaceutical Industries Ltd., ADR
(e)
. 16,078 129,749
13,484,664
Professional Services — 0.9%
Booz Allen Hamilton Holding Corp.
(g)
...... 7,010 647,373
Experian plc ...................... 32,533 952,325
ManpowerGroup, Inc. ................ 483 31,245
Randstad NV ..................... 230 9,927
Recruit Holdings Co. Ltd. ............. 4,900 141,148
Robert Half International, Inc. ........... 5,060 387,090
SMS Co. Ltd. ..................... 200 4,041
Teleperformance ................... 432 109,591
Wolters Kluwer NV .................. 11,586 1,128,171
3,410,911
Real Estate Management & Development — 0.4%
Alony Hetz Properties & Investments Ltd. ... 996 11,906
China Resources Land Ltd. ............ 28,000 109,673
City Developments Ltd. ............... 15,800 83,268
Country Garden Services Holdings Co. Ltd. . 23,000 33,580
Daiwa House Industry Co. Ltd. .......... 8,500 172,827
Jones Lang LaSalle, Inc.
(e)
............. 169 25,531
LEG Immobilien SE ................. 1,541 91,982
Longfor Group Holdings Ltd.
(d)
.......... 2,500 7,166
Mitsubishi Estate Co. Ltd. ............. 24,400 321,499
Mitsui Fudosan Co. Ltd. .............. 38,400 731,519
Sun Hung Kai Properties Ltd. ........... 6,500 71,736
Tokyo Tatemono Co. Ltd. .............. 500 7,114
Zillow Group, Inc., Class A
(e)
........... 162 4,638
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Zillow Group, Inc., Class C
(e)
........... 627 $ 17,939
1,690,378
Road & Rail — 0.1%
JB Hunt Transport Services, Inc. ........ 651 101,830
Knight-Swift Transportation Holdings, Inc. .. 3,069 150,166
Landstar System, Inc. ................ 447 64,533
Localiza Rent a Car SA ............... 2,219 25,056
Movida Participacoes SA .............. 1,958 4,497
Old Dominion Freight Line, Inc. ......... 776 193,046
Sankyu, Inc. ...................... 300 8,712
547,840
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.
(e)
......... 6,056 383,708
Advantest Corp. .................... 3,000 138,542
Analog Devices, Inc. ................. 11,854 1,651,736
Applied Materials, Inc. ............... 13,276 1,087,703
ASML Holding NV .................. 1,233 510,806
Disco Corp. ....................... 800 176,362
Formosa Sumco Technology Corp. ....... 9,000 38,384
Foxsemicon Integrated Technology, Inc. .... 3,000 17,341
Global Unichip Corp. ................ 11,000 202,293
Intel Corp. ....................... 45,600 1,175,112
Kinsus Interconnect Technology Corp. ..... 10,000 28,970
KLA Corp. ........................ 181 54,776
Koh Young Technology, Inc. ............ 432 3,784
Lam Research Corp. ................ 729 266,814
Lattice Semiconductor Corp.
(e)
.......... 235 11,564
MediaTek, Inc. ..................... 3,000 51,769
Nova Ltd.
(e)
....................... 64 5,497
NVIDIA Corp. ..................... 3,293 399,737
NXP Semiconductors NV
(g)
............ 2,471 364,497
Parade Technologies Ltd. ............. 1,000 18,376
QUALCOMM, Inc. .................. 5,177 584,897
Realtek Semiconductor Corp. .......... 14,000 118,189
RichWave Technology Corp. ........... 5,000 15,246
Silergy Corp. ...................... 1,000 13,042
Silicon Laboratories, Inc.
(e)
............. 485 59,868
Sino-American Silicon Products, Inc. ...... 10,000 40,850
Taiwan Semiconductor Manufacturing Co. Ltd. 92,000 1,219,496
Texas Instruments, Inc. ............... 1,516 234,647
Tokyo Electron Ltd. ................. 1,700 418,871
United Microelectronics Corp.
(e)
......... 1,000 1,119
9,293,996
Software — 3.3%
Adobe, Inc.
(e)
...................... 6,060 1,667,712
Autodesk, Inc.
(e)
.................... 882 164,758
Cadence Design Systems, Inc.
(e)
........ 687 112,276
Check Point Software Technologies Ltd.
(e)
.. 2,467 276,353
DocuSign, Inc.
(e)
................... 916 48,979
Fair Isaac Corp.
(e)
................... 16 6,592
Intuit, Inc. ........................ 789 305,595
Manhattan Associates, Inc.
(e)(g)
.......... 222 29,533
Microsoft Corp. .................... 35,566 8,283,321
Nemetschek SE .................... 919 43,622
Palo Alto Networks, Inc.
(e)
............. 2,634 431,423
RingCentral, Inc., Class A
(e)
............ 4,836 193,247
Salesforce, Inc.
(e)
................... 4,703 676,480
SAP SE ......................... 862 70,249
ServiceNow, Inc.
(e)
.................. 1,358 512,794
Workday, Inc., Class A
(e)
.............. 3,970 604,313
13,427,247

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Specialty Retail — 1.3%
AutoNation, Inc.
(e)
................... 125 $ 12,734
Best Buy Co., Inc.
(g)
................. 4,755 301,182
Dogus Otomotiv Servis ve Ticaret A/S ..... 1,052 5,505
Fast Retailing Co. Ltd. ............... 100 52,994
Foschini Group Ltd. (The)
(g)
............ 2,038 13,246
Home Depot, Inc. (The) .............. 9,766 2,694,830
Lowe's Cos., Inc. ................... 9,206 1,728,979
Penske Automotive Group, Inc. ......... 376 37,010
Shinsegae International, Inc. ........... 180 3,365
Ulta Beauty, Inc.
(e)
.................. 927 371,903
5,221,748
Technology Hardware, Storage & Peripherals — 3.2%
Advantech Co. Ltd. ................. 1,000 9,211
Apple, Inc. ....................... 77,101 10,655,358
Dell Technologies, Inc., Class C ......... 601 20,536
FUJIFILM Holdings Corp. ............. 1,400 63,945
Hewlett Packard Enterprise Co. ......... 66,175 792,776
HP, Inc. ......................... 21,776 542,658
Ricoh Co. Ltd. ..................... 4,500 32,950
Samsung Electronics Co. Ltd. .......... 14,454 530,740
Wiwynn Corp. ..................... 2,000 50,541
12,698,715
Textiles, Apparel & Luxury Goods — 0.9%
ANTA Sports Products Ltd. ............ 21,400 224,631
Burberry Group plc .................. 2,641 52,755
Fulgent Sun International Holding Co. Ltd. .. 6,000 29,921
Hermes International ................ 679 798,586
Kering SA ........................ 2,639 1,170,525
Li Ning Co. Ltd. .................... 8,500 64,497
Lululemon Athletica, Inc.
(e)
............. 1,999 558,840
Makalot Industrial Co. Ltd. ............. 30,000 172,486
Mavi Giyim Sanayi ve Ticaret A/S, Class B
(d)(f)
1,800 6,964
Moncler SpA ...................... 4,177 170,524
NIKE, Inc., Class B ................. 1,340 111,381
Swatch Group AG (The) .............. 1,209 271,540
3,632,650
Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd. .................. 970 33,824
Radian Group, Inc. .................. 652 12,577
46,401
Trading Companies & Distributors — 0.6%
IMCD NV ........................ 1,166 138,243
ITOCHU Corp. .................... 21,900 528,620
Marubeni Corp. .................... 6,100 53,225
Mitsubishi Corp. .................... 11,000 300,852
Mitsui & Co. Ltd. ................... 50,900 1,083,141
Sumitomo Corp. ................... 8,400 103,777
Travis Perkins plc .................. 611 5,245
United Rentals, Inc.
(e)
................ 597 161,262
2,374,365
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Centro Norte SAB de
CV .......................... 891 5,605
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 3,415 43,240
Kamigumi Co. Ltd. .................. 5,000 92,314
141,159
Water Utilities — 0.1%
United Utilities Group plc .............. 29,314 289,451
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.3%
Freenet AG ....................... 7,809 $ 147,992
KDDI Corp. ....................... 6,500 190,036
MTN Group Ltd. .................... 26,195 172,834
SK Telecom Co. Ltd. ................. 6,355 224,355
Tele2 AB, Class B .................. 41,554 358,593
1,093,810
Total Common Stocks — 51.7%
(Cost: $242,013,195) ............................. 208,648,134
Par (000)
Par (000)
Corporate Bonds
Air Freight & Logistics — 0.1%
United Parcel Service, Inc.
4.45%, 04/01/30 ................. USD 390 378,835
6.20%, 01/15/38 ................. 15 16,221
395,056
Airlines — 0.0%
American Airlines Pass-Through Trust
Series 2015-2, Class B, 4.40%, 09/22/23 69 66,804
Series 2016-1, Class B, 5.25%, 01/15/24 41 39,002
Series 2017-1, Class B, 4.95%, 02/15/25 14 13,124
Series 2019-1, Class B, 3.85%, 02/15/28 57 46,211
United Airlines Pass-Through Trust, Series
2019-2, Class B, 3.50%, 05/01/28 ..... 34 28,252
193,393
Automobiles — 0.1%
Honda Motor Co. Ltd., 2.53%, 03/10/27 ... 280 253,214
Banks — 3.8%
Banco Santander SA
2.75%, 05/28/25 ................. 200 182,870
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%),
4.18%, 03/24/28
(a)
.............. 400 360,449
Bank of America Corp.
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23
(a)
................... 31 30,835
7.25%, 10/15/25 ................. 75 78,007
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
................... 537 502,784
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
................... 68 64,429
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
... 186 165,093
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
... 131 114,305
(SOFR + 0.96%), 1.73%, 07/22/27
(a)
... 390 334,592
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28
(a)
................... 78 71,794
(SOFR + 1.05%), 2.55%, 02/04/28
(a)
... 379 329,753
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
................... 89 80,985
(SOFR + 1.58%), 4.38%, 04/27/28
(a)
... 240 224,889
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
................... 39 35,224
(SOFR + 1.06%), 2.09%, 06/14/29
(a)
... 335 272,233
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29
(a)
................... 145 132,210
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 107 95,245
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
................... 58 47,545
Bank of Montreal, 1.25%, 09/15/26 ...... 450 384,744

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of Nova Scotia (The)
1.05%, 03/02/26 ................. USD 490 $ 427,045
1.30%, 09/15/26 ................. 500 428,856
2.95%, 03/11/27 ................. 500 452,637
Barclays plc
(a)
(SOFR + 2.71%), 2.85%, 05/07/26 ..... 370 335,871
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%),
2.28%, 11/24/27 ............... 230 192,630
Citigroup, Inc.
4.40%, 06/10/25 ................. 94 91,361
(SOFR + 0.69%), 2.01%, 01/25/26
(a)
... 538 494,388
(SOFR + 1.28%), 3.07%, 02/24/28
(a)
... 460 409,975
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
................... 266 239,474
(LIBOR USD 3 Month + 1.19%), 4.08%,
04/23/29
(a)
................... 16 14,482
HSBC Holdings plc
(a)
(SOFR + 1.43%), 3.00%, 03/10/26 ..... 370 342,105
(SOFR + 1.29%), 1.59%, 05/24/27 ..... 490 409,515
(SOFR + 1.10%), 2.25%, 11/22/27 ..... 570 478,908
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 .................... 301 268,306
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.70%
(h)
..................... 200 142,033
(SOFR + 1.19%), 2.80%, 05/24/32 ..... 490 360,033
ING Groep NV, (SOFR + 1.83%), 4.02%,
03/28/28
(a)
.................... 470 426,748
JPMorgan Chase & Co.
(3 Month CME Term SOFR + 1.59%),
2.01%, 03/13/26
(a)
.............. 278 254,591
(SOFR + 1.85%), 2.08%, 04/22/26
(a)
... 25 22,777
2.95%, 10/01/26 ................. 80 73,322
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 127 116,438
(SOFR + 1.17%), 2.95%, 02/24/28
(a)
... 266 235,203
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
... 6 5,103
(SOFR + 1.99%), 4.85%, 07/25/28
(a)
... 130 124,823
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
................... 13 11,898
Lloyds Banking Group plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
2.44%, 02/05/26 ............... 730 670,697
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.80%),
3.75%, 03/18/28 ............... 360 323,597
(LIBOR USD 3 Month + 1.21%), 3.57%,
11/07/28 .................... 240 210,479
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25 ................. 200 179,288
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%),
1.54%, 07/20/27
(a)
.............. 490 417,432
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
2.34%, 01/19/28
(a)
.............. 380 328,288
Mizuho Financial Group, Inc.
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
2.65%, 05/22/26 ............... 460 422,945
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%),
1.55%, 07/09/27 ............... 500 425,223
Security
Par (000)
Par (000) Value
Banks (continued)
NatWest Group plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27 ............... USD 640 $ 537,314
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.27%),
5.52%, 09/30/28 ............... 650 616,898
Royal Bank of Canada, 0.88%, 01/20/26 ... 390 338,673
Santander UK Group Holdings plc, (SOFR +
0.79%), 1.09%, 03/15/25
(a)
.......... 237 218,817
Sumitomo Mitsui Financial Group, Inc., 3.78%,
03/09/26 ..................... 116 110,105
Toronto-Dominion Bank (The)
Series FXD, 1.95%, 01/12/27 ........ 470 408,909
3.20%, 03/10/32 ................. 400 327,796
Washington Mutual Escrow Bonds
(e)(i)(j)
0.00%, 11/06/09 ................. 100 1,000
0.00%, 09/29/17 ................. 400 —
15,403,969
Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., 4.00%,
04/13/28 ..................... 343 325,835
Coca-Cola Co. (The), 2.25%, 01/05/32 .... 290 235,646
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 490 356,108
Diageo Capital plc
1.38%, 09/29/25 ................. 470 426,145
2.00%, 04/29/30 ................. 780 625,018
Keurig Dr Pepper, Inc.
2.25%, 03/15/31 ................. 400 311,202
4.05%, 04/15/32 ................. 470 412,200
PepsiCo, Inc.
3.60%, 02/18/28 ................. 240 226,740
3.90%, 07/18/32 ................. 1,230 1,136,996
4,055,890
Biotechnology — 0.6%
AbbVie, Inc., 2.95%, 11/21/26 ......... 180 164,908
Amgen, Inc.
2.20%, 02/21/27 ................. 200 177,584
3.00%, 02/22/29 ................. 270 236,116
4.20%, 02/22/52 ................. 15 11,759
4.88%, 03/01/53 ................. 30 26,391
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ..................... 2,440 1,846,733
2,463,491
Building Products — 0.4%
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 730 543,225
Carrier Global Corp., 2.24%, 02/15/25 .... 10 9,344
Johnson Controls International plc
3.90%, 02/14/26 ................. 870 834,417
2.00%, 09/16/31 ................. 100 75,485
Owens Corning, 3.40%, 08/15/26 ....... 110 101,317
1,563,788
Capital Markets — 2.3%
Ares Capital Corp.
2.15%, 07/15/26 ................. 400 335,229
2.88%, 06/15/27 ................. 290 242,264
Blackstone Private Credit Fund, 4.00%,
01/15/29 ..................... 129 103,335
Deutsche Bank AG
1.69%, 03/19/26 ................. 300 261,088
(SOFR + 1.32%), 2.55%, 01/07/28
(a)
... 150 121,776
FactSet Research Systems, Inc.
2.90%, 03/01/27 ................. 790 714,889
3.45%, 03/01/32 ................. 60 48,894

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
FS KKR Capital Corp.
2.63%, 01/15/27 ................. USD 230 $ 185,715
3.25%, 07/15/27 ................. 290 238,858
Goldman Sachs Group, Inc. (The)
(SOFR + 0.51%), 0.66%, 09/10/24
(a)
... 21 19,990
3.75%, 02/25/26 ................. 37 35,046
3.50%, 11/16/26 ................. 27 24,953
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
... 565 485,736
(SOFR + 0.82%), 1.54%, 09/10/27
(a)
... 1,640 1,385,542
(SOFR + 1.11%), 2.64%, 02/24/28
(a)
.... 886 768,728
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
................... 206 186,270
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
... 66 51,159
Moody's Corp., 3.25%, 01/15/28 ........ 69 62,378
Morgan Stanley
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
... 57 54,070
(SOFR + 1.67%), 4.68%, 07/17/26
(a)
... 325 316,460
3.13%, 07/27/26 ................. 4 3,683
3.63%, 01/20/27 ................. 281 261,393
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
... 96 82,952
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
... 81 68,987
(SOFR + 1.00%), 2.48%, 01/21/28
(a)
... 280 244,720
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
................... 35 31,486
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
................... 407 366,032
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
................... 357 328,176
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
... 355 287,823
(SOFR + 1.03%), 1.79%, 02/13/32
(a)
... 130 95,007
(SOFR + 1.02%), 1.93%, 04/28/32
(a)
... 24 17,521
(SOFR + 1.20%), 2.51%, 10/20/32
(a)
... 56 42,797
(SOFR + 2.08%), 4.89%, 07/20/33
(a)
... 310 287,234
Morgan Stanley Domestic Holdings, Inc.,
3.80%, 08/24/27 ................ 62 57,277
Nasdaq, Inc., 1.65%, 01/15/31 ......... 470 349,973
Nomura Holdings, Inc., 3.00%, 01/22/32 ... 344 260,293
Prospect Capital Corp., 3.36%, 11/15/26 ... 190 156,127
S&P Global, Inc.
(d)
2.45%, 03/01/27 ................. 280 250,979
4.75%, 08/01/28 ................. 125 121,998
2.90%, 03/01/32 ................. 210 175,201
3.90%, 03/01/62 ................. 3 2,268
9,134,307
Chemicals — 0.1%
Celanese US Holdings LLC
5.90%, 07/05/24 ................. 85 83,822
6.17%, 07/15/27 ................. 35 33,124
Dow Chemical Co. (The), 2.10%, 11/15/30 . 39 29,875
DuPont de Nemours, Inc., 4.49%, 11/15/25 . 148 145,374
292,195
Commercial Services & Supplies — 0.2%
RELX Capital, Inc.
3.50%, 03/16/23 ................. 115 114,262
4.00%, 03/18/29 ................. 108 99,182
3.00%, 05/22/30 ................. 593 500,296
Republic Services, Inc.
2.90%, 07/01/26 ................. 42 38,583
3.95%, 05/15/28 ................. 47 43,981
2.30%, 03/01/30 ................. 20 16,422
1.75%, 02/15/32 ................. 100 74,521
887,247
Security
Par (000)
Par (000) Value
Communications Equipment — 0.2%
Motorola Solutions, Inc.
4.60%, 05/23/29 ................. USD 162 $ 149,179
2.30%, 11/15/30 ................. 610 458,352
2.75%, 05/24/31 ................. 130 99,215
706,746
Consumer Finance — 0.2%
American Express Co., 2.55%, 03/04/27 ... 199 177,251
General Motors Financial Co., Inc., 3.70%,
05/09/23 ..................... 16 15,884
Synchrony Financial
4.50%, 07/23/25 ................. 2 1,907
3.70%, 08/04/26 ................. 22 20,107
Toyota Motor Credit Corp.
3.05%, 03/22/27 ................. 270 248,636
1.90%, 04/06/28 ................. 290 246,739
710,524
Distributors — 0.0%
Genuine Parts Co., 1.75%, 02/01/25 ..... 150 138,473
Diversified Financial Services — 0.2%
Block Financial LLC, 3.88%, 08/15/30 .... 420 358,694
National Rural Utilities Cooperative Finance
Corp.
1.00%, 06/15/26 ................. 590 515,731
1.65%, 06/15/31 ................. 40 29,975
904,400
Diversified Telecommunication Services — 0.4%
Deutsche Telekom International Finance BV
3.60%, 01/19/27
(d)
................ 380 356,249
9.25%, 06/01/32 ................. 210 257,624
Koninklijke KPN NV, 8.38%, 10/01/30 .... 140 154,398
Lumen Technologies, Inc., 5.38%, 06/15/29
(d)
720 535,078
Verizon Communications, Inc.
4.13%, 03/16/27 ................. 96 91,682
2.10%, 03/22/28 ................. 53 44,743
4.33%, 09/21/28 ................. 115 108,206
2.85%, 09/03/41 ................. 50 33,338
1,581,318
Electric Utilities — 0.5%
Avangrid, Inc.
3.20%, 04/15/25 ................. 620 586,311
3.80%, 06/01/29 ................. 140 124,407
Baltimore Gas & Electric Co., 2.25%, 06/15/31 18 14,369
Edison International, 3.13%, 11/15/22 .... 1 998
Eversource Energy
Series U, 1.40%, 08/15/26 .......... 60 51,993
2.90%, 03/01/27 ................. 270 245,014
3.38%, 03/01/32 ................. 220 185,078
Exelon Corp.
2.75%, 03/15/27
(d)
................ 19 17,023
5.10%, 06/15/45 ................. 10 8,908
4.10%, 03/15/52
(d)
................ 7 5,400
NSTAR Electric Co.
3.25%, 05/15/29 ................. 280 251,479
3.95%, 04/01/30 ................. 300 278,994
Public Service Electric & Gas Co.
3.65%, 09/01/28 ................. 80 73,832
2.05%, 08/01/50 ................. 31 16,814
Southern California Edison Co.
Series E, 3.70%, 08/01/25 .......... 26 25,000
Series 20C, 1.20%, 02/01/26 ........ 60 52,801
Series A, 4.20%, 03/01/29 .......... 33 30,515
1,968,936

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.4%
Allegion US Holding Co., Inc., 3.55%, 10/01/27 USD 15 $ 13,378
CDW LLC, 3.57%, 12/01/31 .......... 66 51,386
Flex Ltd., 3.75%, 02/01/26 ........... 290 269,483
Keysight Technologies, Inc.
4.60%, 04/06/27 ................. 620 603,247
3.00%, 10/30/29 ................. 720 609,118
1,546,612
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC, 4.49%, 05/01/30 80 73,804
CGG SA, 8.75%, 04/01/27
(d)
.......... 200 168,000
241,804
Entertainment — 0.1%
Electronic Arts, Inc.
4.80%, 03/01/26 ................. 250 248,141
1.85%, 02/15/31 ................. 122 94,036
342,177
Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc., 2.95%,
03/15/34 ..................... 24 18,556
American Tower Corp.
5.00%, 02/15/24 ................. 15 14,992
2.95%, 01/15/25 ................. 8 7,569
1.30%, 09/15/25 ................. 190 168,500
1.60%, 04/15/26 ................. 26 22,663
1.45%, 09/15/26 ................. 200 170,498
2.75%, 01/15/27 ................. 200 176,859
3.65%, 03/15/27 ................. 360 329,286
1.50%, 01/31/28 ................. 200 159,907
3.95%, 03/15/29 ................. 38 33,893
3.80%, 08/15/29 ................. 47 41,229
2.10%, 06/15/30 ................. 153 117,196
2.70%, 04/15/31 ................. 200 156,942
Crown Castle, Inc.
3.70%, 06/15/26 ................. 50 46,961
1.05%, 07/15/26 ................. 1,278 1,079,525
2.90%, 03/15/27 ................. 488 433,164
3.10%, 11/15/29 ................. 171 143,708
3.30%, 07/01/30 ................. 61 51,077
2.25%, 01/15/31 ................. 28 21,381
2.50%, 07/15/31 ................. 408 314,400
5.20%, 02/15/49 ................. 18 15,495
Duke Realty LP
1.75%, 07/01/30 ................. 23 17,913
1.75%, 02/01/31 ................. 117 89,427
Equinix, Inc.
1.00%, 09/15/25 ................. 151 133,186
1.45%, 05/15/26 ................. 160 138,544
Extra Space Storage LP, 2.35%, 03/15/32 .. 260 191,616
Iron Mountain, Inc., 5.25%, 07/15/30
(d)
.... 200 165,494
Life Storage LP, 3.88%, 12/15/27 ....... 150 136,489
Prologis LP, 1.63%, 03/15/31 .......... 520 394,315
Realty Income Corp.
3.00%, 01/15/27 ................. 5 4,547
3.25%, 01/15/31 ................. 40 34,133
Uniti Group LP, 6.50%, 02/15/29
(d)
....... 490 328,402
VICI Properties LP
5.63%, 05/01/24
(d)
................ 62 60,931
4.50%, 09/01/26
(d)
................ 18 16,438
5.75%, 02/01/27
(d)
................ 30 28,268
5.13%, 05/15/32 ................. 280 248,192
Welltower, Inc.
4.00%, 06/01/25 ................. 300 287,549
4.25%, 04/01/26 ................. 340 325,818
2.70%, 02/15/27 ................. 410 366,275
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co., 3.38%, 03/09/33 ..... USD 20 $ 16,199
6,507,537
Food Products — 0.9%
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 ................. 380 341,828
3.75%, 09/25/27 ................. 360 329,749
2.75%, 05/14/31 ................. 480 377,581
Campbell Soup Co., 4.15%, 03/15/28 .... 170 159,532
General Mills, Inc.
3.20%, 02/10/27 ................. 350 325,507
2.25%, 10/14/31 ................. 1,100 860,586
Kellogg Co.
3.40%, 11/15/27 ................. 190 174,415
4.30%, 05/15/28 ................. 850 805,519
2.10%, 06/01/30 ................. 300 237,952
3,612,669
Gas Utilities — 0.0%
ONE Gas, Inc., 4.25%, 09/01/32 ........ 45 41,072
Southwest Gas Corp., 4.05%, 03/15/32 ... 160 134,414
175,486
Health Care Providers & Services — 0.8%
Cigna Corp., 4.38%, 10/15/28 ......... 200 188,849
CVS Health Corp., 3.75%, 04/01/30 ...... 180 160,064
Elevance Health, Inc.
3.65%, 12/01/27 ................. 260 242,136
4.10%, 03/01/28 ................. 53 50,128
HCA, Inc., 3.13%, 03/15/27
(d)
.......... 160 141,646
Humana, Inc.
4.50%, 04/01/25 ................. 16 15,771
1.35%, 02/03/27 ................. 490 412,672
3.70%, 03/23/29 ................. 360 322,830
4.88%, 04/01/30 ................. 57 54,673
Laboratory Corp. of America Holdings, 1.55%,
06/01/26 ..................... 40 35,045
Quest Diagnostics, Inc., 3.45%, 06/01/26 .. 100 94,119
UnitedHealth Group, Inc., 4.20%, 05/15/32 . 1,500 1,393,114
3,111,047
Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp., 3.30%, 07/01/25 ...... 250 240,403
Starbucks Corp., 2.00%, 03/12/27 ....... 250 219,166
459,569
Household Products — 0.0%
Colgate-Palmolive Co., 3.25%, 08/15/32 ... 15 13,367
Industrial Conglomerates — 0.2%
3M Co., 3.05%, 04/15/30 ............ 410 348,548
Trane Technologies Luxembourg Finance SA,
3.80%, 03/21/29 ................ 560 502,997
851,545
Insurance — 1.0%
Alleghany Corp., 3.63%, 05/15/30 ....... 920 819,797
Ambac Assurance Corp., 5.10%
(d)(h)
...... 5 4,907
Arthur J Gallagher & Co., 2.40%, 11/09/31 . 160 122,414
Hanover Insurance Group, Inc. (The), 4.50%,
04/15/26 ..................... 1,030 992,433
Manulife Financial Corp., 4.15%, 03/04/26 .. 340 329,638
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 ................. 816 775,046
2.25%, 11/15/30 ................. 541 429,264
Progressive Corp. (The)
2.50%, 03/15/27 ................. 180 162,586
3.00%, 03/15/32 ................. 75 62,474
Trinity Acquisition plc, 4.40%, 03/15/26 .... 20 19,199

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
Unum Group, 4.13%, 06/15/51 ......... USD 270 $ 179,914
Willis North America, Inc., 2.95%, 09/15/29 . 190 156,317
4,053,989
Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc., 1.65%, 05/12/28 ..... 170 144,399
eBay, Inc., 1.40%, 05/10/26 .......... 87 76,114
220,513
IT Services — 0.7%
Automatic Data Processing, Inc., 1.70%,
05/15/28 ..................... 1,510 1,292,061
Cogent Communications Group, Inc., 7.00%,
06/15/27
(d)
.................... 250 235,114
Fidelity National Information Services, Inc.
1.15%, 03/01/26 ................. 109 94,321
1.65%, 03/01/28 ................. 58 47,638
Gartner, Inc., 4.50%, 07/01/28
(d)
........ 185 165,427
International Business Machines Corp.
2.20%, 02/09/27 ................. 280 249,310
5.88%, 11/29/32 ................. 22 22,568
4.00%, 06/20/42 ................. 2 1,569
Mastercard, Inc.
3.30%, 03/26/27 ................. 100 93,927
2.00%, 11/18/31 ................. 390 308,594
PayPal Holdings, Inc.
1.65%, 06/01/25 ................. 48 44,185
2.65%, 10/01/26 ................. 14 12,848
VeriSign, Inc., 2.70%, 06/15/31 ........ 180 139,635
2,707,197
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.
3.05%, 09/22/26 ................. 545 501,481
2.10%, 06/04/30 ................. 97 76,056
2.30%, 03/12/31 ................. 820 639,671
1,217,208
Machinery — 0.4%
Cummins, Inc.
0.75%, 09/01/25 ................. 190 170,621
1.50%, 09/01/30 ................. 420 323,494
Deere & Co., 3.75%, 04/15/50 ......... 17 13,868
IDEX Corp., 2.63%, 06/15/31 .......... 980 780,617
Otis Worldwide Corp., 2.57%, 02/15/30 ... 23 18,812
Wabash National Corp., 4.50%, 10/15/28
(d)
. 200 155,041
1,462,453
Media — 0.1%
Interpublic Group of Cos., Inc. (The)
4.20%, 04/15/24 ................. 15 14,689
4.65%, 10/01/28 ................. 170 157,202
2.40%, 03/01/31 ................. 32 24,302
Sirius XM Radio, Inc., 5.50%, 07/01/29
(d)
... 250 224,870
421,063
Metals & Mining — 0.3%
Mineral Resources Ltd., 8.50%, 05/01/30
(d)
. 250 241,600
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 ................. 190 169,513
2.15%, 08/15/30 ................. 530 403,114
Steel Dynamics, Inc.
2.80%, 12/15/24 ................. 35 33,435
2.40%, 06/15/25 ................. 330 305,093
1,152,755
Multi-Utilities — 0.2%
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 ................. 100 93,522
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series 20A, 3.35%, 04/01/30 ........ USD 430 $ 377,794
2.40%, 06/15/31 ................. 290 231,651
702,967
Oil, Gas & Consumable Fuels — 0.9%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 76 76,304
5.13%, 06/30/27 ................. 275 266,259
3.70%, 11/15/29 ................. 970 841,199
Enterprise Products Operating LLC
3.13%, 07/31/29 ................. 93 80,107
2.80%, 01/31/30 ................. 91 75,993
EQT Corp., 7.00%, 02/01/30
(c)
......... 430 443,717
Kinder Morgan Energy Partners LP
7.50%, 11/15/40 ................. 16 16,512
5.00%, 08/15/42 ................. 20 16,247
Kinder Morgan, Inc., 4.80%, 02/01/33 .... 67 60,121
MPLX LP, 2.65%, 08/15/30 ........... 511 400,329
ONEOK, Inc.
5.85%, 01/15/26 ................. 330 330,891
6.35%, 01/15/31 ................. 540 529,463
Vermilion Energy, Inc., 6.88%, 05/01/30
(d)
.. 365 335,800
3,472,942
Paper & Forest Products — 0.0%
Georgia-Pacific LLC
1.75%, 09/30/25
(d)
................ 22 20,002
0.95%, 05/15/26
(d)
................ 10 8,663
7.75%, 11/15/29 ................. 20 22,673
Louisiana-Pacific Corp., 3.63%, 03/15/29
(d)
. 200 157,128
208,466
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC
1.20%, 05/28/26 ................. 380 332,955
1.75%, 05/28/28 ................. 390 327,773
Jazz Securities DAC, 4.38%, 01/15/29
(d)
... 200 172,750
Merck & Co., Inc.
2.15%, 12/10/31 ................. 420 338,744
2.45%, 06/24/50 ................. 30 18,461
2.75%, 12/10/51 ................. 19 12,374
Novartis Capital Corp., 2.20%, 08/14/30 ... 855 713,243
Zoetis, Inc.
4.50%, 11/13/25 ................. 370 364,071
3.00%, 09/12/27 ................. 110 98,892
2.00%, 05/15/30 ................. 1,040 825,982
3,205,245
Professional Services — 0.3%
AMN Healthcare, Inc., 4.00%, 04/15/29
(d)
.. 285 240,144
ASGN, Inc., 4.63%, 05/15/28
(d)
......... 465 400,156
Thomson Reuters Corp., 3.35%, 05/15/26 .. 530 496,558
1,136,858
Real Estate Management & Development — 0.1%
CBRE Services, Inc.
4.88%, 03/01/26 ................. 170 167,710
2.50%, 04/01/31 ................. 550 418,505
586,215
Road & Rail — 0.1%
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 160 145,866
Penske Truck Leasing Co. LP
(d)
4.25%, 01/17/23 ................. 40 39,922
2.70%, 03/14/23 ................. 50 49,471
235,259

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.9%
Applied Materials, Inc.
1.75%, 06/01/30 ................. USD 200 $ 157,844
4.35%, 04/01/47 ................. 37 31,990
Broadcom Corp., 3.88%, 01/15/27 ...... 129 118,664
Broadcom, Inc.
4.15%, 04/15/32
(d)
................ 350 292,722
4.30%, 11/15/32 ................. 210 176,323
Entegris Escrow Corp., 5.95%, 06/15/30
(d)
.. 250 228,177
Lam Research Corp., 3.75%, 03/15/26 .... 56 53,705
NVIDIA Corp.
3.20%, 09/16/26 ................. 752 715,196
1.55%, 06/15/28 ................. 190 157,585
2.00%, 06/15/31 ................. 590 463,930
3.50%, 04/01/50 ................. 50 36,604
NXP BV
3.88%, 06/18/26 ................. 25 23,375
4.30%, 06/18/29 ................. 172 154,746
3.40%, 05/01/30 ................. 70 58,610
2.50%, 05/11/31 ................. 189 141,372
Texas Instruments, Inc.
1.90%, 09/15/31 ................. 97 76,612
3.65%, 08/16/32 ................. 1,020 923,504
3,810,959
Software — 1.1%
Adobe, Inc., 2.30%, 02/01/30 .......... 1,010 839,078
Autodesk, Inc.
3.50%, 06/15/27 ................. 81 75,004
2.40%, 12/15/31 ................. 54 42,002
Intuit, Inc.
1.35%, 07/15/27 ................. 860 728,587
1.65%, 07/15/30 ................. 1,060 825,721
Roper Technologies, Inc., 1.75%, 02/15/31 . 26 19,157
Salesforce, Inc., 3.05%, 07/15/61 ....... 10 6,240
ServiceNow, Inc., 1.40%, 09/01/30 ...... 850 625,821
VMware, Inc.
1.80%, 08/15/28 ................. 1,154 914,867
4.70%, 05/15/30 ................. 72 64,771
2.20%, 08/15/31 ................. 193 140,478
4,281,726
Specialty Retail — 0.3%
Home Depot, Inc. (The)
2.88%, 04/15/27 ................. 110 101,694
1.50%, 09/15/28 ................. 300 248,535
1.38%, 03/15/31 ................. 31 23,318
1.88%, 09/15/31 ................. 400 309,731
4.50%, 12/06/48 ................. 17 14,880
Lowe's Cos., Inc.
4.00%, 04/15/25 ................. 170 166,557
3.35%, 04/01/27 ................. 450 416,763
3.65%, 04/05/29 ................. 93 83,810
1,365,288
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
3.35%, 08/08/32 ................. 500 445,310
3.95%, 08/08/52 ................. 485 405,007
4.10%, 08/08/62 ................. 40 32,791
HP, Inc.
1.45%, 06/17/26 ................. 430 370,693
3.00%, 06/17/27 ................. 310 274,762
4.75%, 01/15/28 ................. 5 4,692
4.00%, 04/15/29 ................. 531 465,366
2.65%, 06/17/31 ................. 6 4,403
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
4.20%, 04/15/32 ................. USD 241 $ 195,849
2,198,873
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.70%, 10/01/29
(d)
.......... 274 226,857
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., 3.80%,
03/15/32
(d)
.................... 140 121,079
T-Mobile USA, Inc.
2.70%, 03/15/32 ................. 820 639,983
5.65%, 01/15/53 ................. 90 85,016
5.80%, 09/15/62 ................. 75 69,723
915,801
Total Corporate Bonds — 22.6%
(Cost: $100,923,898) ............................. 91,097,394
Floating Rate Loan Interests
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (LIBOR USD 3 Month + 3.75%),
5.25%
,
 02/21/23
(a)(j)
............... 7 119
Total Floating Rate Loan Interests — 0.0%
(Cost: $7,000) ................................. 119
Shares
Shares
Investment Companies
iShares MSCI China A ETF ............ 36,331 1,112,818
iShares MSCI India ETF
(g)
............. 66,538 2,713,420
Total Investment Companies — 1.0%
(Cost: $4,386,174) .............................. 3,826,238
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 3.43%, 06/25/35
(a)
.. 41 35,336
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 .................... 19 10,638
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.46%), 3.54%, 11/25/36
(a)
. 23 20,286
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.28%), 3.36%, 04/25/47
(a)
. 21 18,794
Series 2007-OA3, Class 2A2, (LIBOR USD
1 Month + 0.36%), 3.44%, 04/25/47
(a)
. 2 99
Series 2007-OA8, Class 2A1, (LIBOR USD
1 Month + 0.36%), 3.44%, 06/25/47
(a)
. 13 9,845
Series 2007-OH2, Class A2A, (LIBOR USD
1 Month + 0.48%), 3.56%, 08/25/47
(a)
. 6 5,274
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
0.94%), 2.04%, 10/25/46
(a)
.......... 45 32,356
APS Resecuritization Trust
(a)(d)
Series 2016-1, Class 1MZ, 3.12%, 07/31/57 137 54,146
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 5.93%, 09/27/46 ... 25 25,344
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(d)
..... 54 14,110

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (LIBOR USD 1 Month
+ 0.28%), 3.36%, 08/25/36
(a)
......... USD 13 $ 12,773
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ....... 273 126,593
Citicorp Mortgage Securities Trust, Series
2008-2, Class 1A1, 6.50%, 06/25/38 .... 23 17,669
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(d)
..................... 109 45,074
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 4.43%,
11/25/35
(a)
..................... 18 3,560
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
........ 24 13,383
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.34%), 3.42%, 08/25/47
(a)
... 83 84,177
Deutsche Alt-A Securities, Inc., Series 2007-
RS1, Class A2, (LIBOR USD 1 Month +
0.50%), 5.67%, 01/27/37
(a)(d)
......... —
(b)
101
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 3.10%, 03/25/36
(a)
.......... 6 5,742
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ......... 1 1,319
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.37%, 09/25/37
(a)
29 19,271
JPMorgan Alternative Loan Trust, Series
2007-A1, Class 1A4, (LIBOR USD 1 Month
+ 0.42%), 3.50%, 03/25/37
(a)
......... 34 32,866
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(d)
. 37 35,605
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4,
(LIBOR USD 1 Month + 0.42%), 3.50%,
06/25/37
(a)
..................... 4 3,956
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.25%,
04/25/36
(a)
..................... 8 5,125
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 3.46%, 06/25/36
(a)
... 11 9,536
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 33 30,102
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(c)
................... 42 36,407
709,487
Commercial Mortgage-Backed Securities — 0.0%
(a)(d)
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 4.82%, 09/15/34 ............ 100 92,465
Bayview Commercial Asset Trust
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 3.53%, 01/25/36 ... 16 14,476
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.68%), 3.76%, 01/25/36 ... 12 10,766
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 3.62%, 04/25/36 ... 7 6,102
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.38%), 3.46%, 10/25/36 ... 9 8,188
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.45%), 3.53%, 10/25/36 ... USD 9 $ 8,203
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 3.33%,
03/25/37 ...................... 3 3,194
143,394
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a)(d)
....... 1,000 29
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(d)(k)
... 38 6,874
Total Non-Agency Mortgage-Backed Securities — 0.2%
(Cost: $1,005,488) .............................. 859,784
Beneficial Interest
(000)
Other Interests
(l)
Capital Markets — 0.0%
(j)
Lehman Brothers Holdings, Inc.
(e)(i)
....... 490 —
Lehman Brothers Holdings, Inc.
(e)(i)
....... 130 —
Lehman Brothers Holdings, Inc. ......... 499 —
Total Other Interests — 0.0%
(Cost: $6) .................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.3%
Airlines — 0.0%
Azul SA (Preference) ................ 26,852 73,323
Automobiles — 0.1%
Volkswagen AG (Preference) ........... 2,328 284,463
Banks — 0.1%
Banco Bradesco SA (Preference) ........ 99,872 367,322
Bancolombia SA (Preference) .......... 11,335 68,895
Itau Unibanco Holding SA (Preference) .... 6,859 35,602
471,819
Chemicals — 0.1%
Sociedad Quimica y Minera de Chile SA
(Preference) .................... 5,904 549,471
Total Preferred Securities — 0.3%
(Cost: $1,509,779) .............................. 1,379,076
Rights
Road & Rail — 0.0%
Localiza Rent a Car SA(Expires 10/31/22,
Strike Price BRL 50.35)
(e)
........... 6 12
Total Rights — 0.0%
(Cost: $—) .................................... 12
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 8.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... 173 161,330

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00%, 09/01/27 - 12/01/46 .......... USD 284 $ 260,728
3.50%, 04/01/31 - 01/01/48 .......... 439 408,678
4.00%, 08/01/40 - 12/01/45 .......... 68 64,633
4.50%, 02/01/39 - 04/01/49 .......... 509 496,143
5.00%, 10/01/41 - 11/01/48 .......... 97 97,978
5.50%, 06/01/41 ................. 46 47,081
6.00%, 01/01/34 ................. 33 33,176
Federal National Mortgage Association,
4.00%, 01/01/41 ................. 5 4,627
Government National Mortgage Association
2.00%, 08/20/50 - 04/20/52 .......... 3,711 3,103,640
2.00%, 10/15/52
(m)
................ 663 552,166
2.50%, 07/20/51 - 07/20/52 .......... 5,171 4,456,302
2.50%, 10/15/52
(m)
................ 925 794,687
3.00%, 02/15/45 - 07/20/52 .......... 1,922 1,706,254
3.00%, 10/15/52
(m)
................ 3,145 2,779,437
3.50%, 01/15/42 - 10/20/46 .......... 1,082 1,001,292
3.50%, 10/15/52
(m)
................ 861 783,073
4.00%, 04/20/39 - 12/20/47 .......... 220 209,602
4.00%, 10/15/52
(m)
................ 494 461,292
4.50%, 12/20/39 - 04/20/50 .......... 291 285,229
4.50%, 10/15/52
(m)
................ 47 44,986
5.00%, 12/15/38 - 07/20/42 .......... 62 62,596
7.50%, 03/15/32 ................. 1 1,423
Uniform Mortgage-Backed Securities
2.00%, 10/01/31 - 02/01/52 .......... 3,957 3,241,865
2.00%, 10/25/37 - 10/25/52
(m)
......... 550 477,455
2.50%, 09/01/27 - 02/01/52 .......... 2,085 1,823,464
3.00%, 04/01/29 - 03/01/52 .......... 2,176 1,966,792
3.50%, 08/01/30 - 01/01/51 .......... 2,810 2,575,756
3.50%, 10/25/37
(m)
................ 61 57,645
4.00%, 10/01/33 - 01/01/51 .......... 1,396 1,325,636
4.50%, 02/01/25 - 05/01/49 .......... 2,378 2,322,813
4.50%, 10/25/52
(m)
................ 75 71,443
5.00%, 09/01/35 - 05/01/49 .......... 180 180,219
5.50%, 02/01/35 - 04/01/41 .......... 292 299,215
6.00%, 12/01/27 - 06/01/41 .......... 169 177,823
6.50%, 05/01/40 ................. 47 49,470
Total U.S. Government Sponsored Agency Securities — 8.0%
(Cost: $35,661,760) .............................. 32,385,949
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 ................. 66 68,797
4.50%, 08/15/39 ................. 82 88,038
4.38%, 11/15/39 ................. 82 86,590
1.13%, 05/15/40 - 08/15/40 .......... 694 431,784
1.38%, 11/15/40 ................. 347 224,317
2.25%, 05/15/41 - 02/15/52 .......... 13,000 9,533,555
2.38%, 02/15/42 ................. 4,000 3,065,000
3.13%, 02/15/43 ................. 332 285,364
2.88%, 05/15/43 - 11/15/46 .......... 597 490,038
3.63%, 08/15/43 ................. 332 309,577
3.75%, 11/15/43 ................. 332 315,296
2.50%, 02/15/45 ................. 593 452,093
3.00%, 02/15/47 ................. 1,500 1,254,082
1.63%, 11/15/50 ................. 3 1,863
1.88%, 11/15/51 ................. 1,000 661,289
U.S. Treasury Notes
2.13%, 12/31/22 ................. 623 620,886
1.50%, 01/15/23 - 02/15/30 .......... 1,868 1,671,611
0.50%, 05/31/27 ................. 129 109,433
2.25%, 08/15/27 ................. 798 733,537
1.25%, 03/31/28 - 09/30/28 .......... 1,047 901,679
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.88%, 08/15/28 ................. USD 188 $ 176,375
3.13%, 11/15/28 ................. 386 366,775
1.75%, 01/31/29 - 11/15/29 .......... 1,239 1,076,303
2.63%, 02/15/29 ................. 63 58,051
1.88%, 02/28/29 - 02/15/32 .......... 12,352 10,737,946
2.38%, 05/15/29 ................. 7,063 6,391,463
1.63%, 08/15/29 - 05/15/31 .......... 952 815,811
1.13%, 02/15/31 ................. 235 190,286
1.38%, 11/15/31 ................. 43 34,938
Total U.S. Treasury Obligations — 10.2%
(Cost: $48,786,795) .............................. 41,152,777
Total Long-Term Investments — 94.3%
(Cost: $435,475,201) ............................. 380,329,371
Shares
Shares
Short-Term Securities
Money Market Funds — 9.8%
(n)(o)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79% ................... 31,498,888 31,498,888
SL Liquidity Series, LLC, Money Market Series,
3.29%
(p)
....................... 8,117,731 8,117,731
Total Short-Term Securities — 9.8%
(Cost: $39,616,619) .............................. 39,616,619
Total Investments Before TBA Sale Commitments and
Investments Sold Short — 104.1%
(Cost: $475,091,820 ) ............................. 419,945,990
Par (000)
Pa r (000)
TBA Sale Commitments
Mortgage-Backed Securities — (0.2)%
Government National Mortgage Association,
3.00%, 10/15/52
(m)
................ (1,000) (883,633)
Total TBA Sale Commitments — (0.2)%
(Proceeds: $(891,563)) ........................... (883,633)
Investments Sold Short
U.S. Treasury Obligations
U.S. Treasury Notes
3.13%, 11/15/28 ................. (23) (21,854)
1.63%, 08/15/29 ................. (460) (396,696)
1.50%, 02/15/30 ................. (1,253) (1,063,386)
1.13%, 02/15/31 ................. (56) (45,345)
1.38%, 11/15/31 ................. (40) (32,500)
Total U.S. Treasury Obligations — (0.4)%
(Proceeds: $(1,861,103)) ..........................
(1,559,781)
Total Investments Sold Short — (0.4)%
(Proceeds: $(1,861,103)) .......................... (1,559,781)
Total Investments Net of TBA Sale Commitments and
Investments Sold Short — 103.5%
(Cost: $472,339,154 ) ............................. 417,502,576
Liabilities in Excess of Other Assets — (3.5)% ............ (14,262,670)
Net Assets — 100.0% ..............................
$ 403,239,906

BlackRock Sustainable Balanced Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Non-income producing security.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
All or a portion of this security is on loan.
(h)
Perpetual security with no stated maturity date.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)
Zero-coupon bond.
(l)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Represents or includes a TBA transaction.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 46,127,397 $ — $ (14,628,509)
(a)
$ — $ — $ 31,498,888 31,498,888 $ 264,058 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 8,980,617 — (858,676)
(a)
(4,210) — 8,117,731 8,117,731 31,126
(b)
—
BlackRock Allocation Target
Shares- BATS Series A
(c)
.... 31,424,619 — (30,479,991) (1,059,012) 114,384 — — — —
iShares MSCI Taiwan ETF
(c)
.... — 6,042,426 (4,982,533) (1,059,893) — — — — —
$ (2,123,115) $ 114,384 $ 39,616,619 $ 295,184 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the in vestment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Sustainable Balanced Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
i
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ............................................................. 62 12/08/22 $ 7,875 $ (296,789)
S&P/TSX 60 Index ......................................................... 3 12/15/22 485 (24,572)
MSCI EAFE E-Mini Index .................................................... 27 12/16/22 2,242 (116,044)
MSCI Emerging Markets E-Mini Index ............................................ 7 12/16/22 305 (40,070)
S&P 500 E-Mini Index ...................................................... 25 12/16/22 4,053 (274,872)
U.S. Treasury 10 Year Note ................................................... 24 12/20/22 2,690 (109,407)
U.S. Treasury Long Bond .................................................... 12 12/20/22 1,518 (103,548)
U.S. Treasury Ultra Bond .................................................... 1 12/20/22 137 (8,779)
(974,081)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 118 12/20/22 13,223 311,123
U.S. Treasury Ultra Bond .................................................... 30 12/20/22 4,101 340,801
U.S. Treasury 2 Year Note .................................................... 19 12/30/22 3,901 66,426
U.S. Treasury 5 Year Note .................................................... 64 12/30/22 6,877 98,402
816,752
$ (157,329)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 115,044 EUR 113,000 BNP Paribas SA 12/21/22 $ 3,597
USD 115,981 GBP 99,100 Bank of America NA 12/21/22 5,195
USD 1,195,588 JPY 168,903,000 Citibank NA 12/21/22 17,817
$ 26,609
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.39.V1 ................... 5.00 % Quarterly 12/20/27 USD 4,707 $ 185,964 $ 223,093 $ (37,129)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR plus 0.09% Quarterly
MSCI ACWI ESG
Universal Index Quarterly BNP Paribas SA 04/11/23 USD 21,661 $ (1,823,499) $ — $ (1,823,499)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59%

BlackRock Sustainable Balanced Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
CDI Crest Depository Interests
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock Sustainable Balanced Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 979,888 $ — $ 979,888
Common Stocks
Aerospace & Defense .................................... 1,062,657 519,701 — 1,582,358
Air Freight & Logistics .................................... 380,857 318,232 — 699,089
Airlines .............................................. — 125,001 — 125,001
Auto Components ...................................... — 303,960 — 303,960
Automobiles .......................................... 2,887,047 2,732,546 — 5,619,593
Banks ............................................... 8,609,438 3,140,615 — 11,750,053
Beverages ........................................... 5,583,316 1,482,479 — 7,065,795
Biotechnology ......................................... 2,871,174 661,300 — 3,532,474
Building Products ....................................... 606,894 144,175 — 751,069
Capital Markets ........................................ 1,472,371 1,905,271 — 3,377,642
Chemicals ............................................ 77,127 3,027,661 — 3,104,788
Commercial Services & Supplies ............................. 141,640 17,199 — 158,839
Communications Equipment ................................ 292,603 217,698 — 510,301
Construction & Engineering ................................ 352,858 1,088,749 — 1,441,607
Construction Materials .................................... — 62,719 — 62,719
Consumer Finance ...................................... 3,041,232 — — 3,041,232
Containers & Packaging .................................. 94,008 — — 94,008
Diversified Consumer Services .............................. 640,216 28,289 — 668,505
Diversified Financial Services ............................... 1,174,250 183,192 — 1,357,442
Diversified Telecommunication Services ........................ 176,805 1,693,861 — 1,870,666
Electric Utilities ........................................ 2,643,909 1,153,841 — 3,797,750
Electrical Equipment ..................................... — 878,504 — 878,504
Electronic Equipment, Instruments & Components ................. — 1,894,058 — 1,894,058
Energy Equipment & Services .............................. 449,970 14,569 — 464,539
Entertainment ......................................... — 27,268 — 27,268
Equity Real Estate Investment Trusts (REITs) .................... 3,699,445 737,090 — 4,436,535
Food & Staples Retailing .................................. 514,910 1,270,723 — 1,785,633

BlackRock Sustainable Balanced Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Food Products ......................................... $ 1,200,909 $ 2,077,817 $ — $ 3,278,726
Health Care Equipment & Supplies ........................... 4,079,850 3,817 — 4,083,667
Health Care Providers & Services ............................ 6,958,091 6,993 — 6,965,084
Hotels, Restaurants & Leisure .............................. 3,155,292 1,383,269 — 4,538,561
Household Durables ..................................... 41,036 297,336 — 338,372
Household Products ..................................... 2,940,547 — — 2,940,547
Independent Power and Renewable Electricity Producers ............ 163,550 143,157 — 306,707
Industrial Conglomerates .................................. 1,549,610 1,531,254 — 3,080,864
Insurance ............................................ 4,991,187 2,693,226 — 7,684,413
Interactive Media & Services ............................... 6,823,806 2,293,956 — 9,117,762
Internet & Direct Marketing Retail ............................ 3,905,274 1,270,929 — 5,176,203
IT Services ........................................... 8,330,300 533,371 — 8,863,671
Leisure Products ....................................... — 188,714 — 188,714
Life Sciences Tools & Services .............................. 2,370,124 228,395 — 2,598,519
Machinery ............................................ 115,524 1,263,082 — 1,378,606
Marine .............................................. 10,649 564,881 — 575,530
Media ............................................... 2,582,886 18,295 — 2,601,181
Metals & Mining ........................................ 1,273,279 1,198,948 — 2,472,227
Multiline Retail ......................................... 29,350 38,642 — 67,992
Multi-Utilities .......................................... — 1,215,649 — 1,215,649
Oil, Gas & Consumable Fuels ............................... 9,523,244 2,158,847 — 11,682,091
Paper & Forest Products .................................. 97,879 — — 97,879
Personal Products ...................................... 216,227 1,424,179 — 1,640,406
Pharmaceuticals ....................................... 9,592,635 3,892,029 — 13,484,664
Professional Services .................................... 1,065,708 2,345,203 — 3,410,911
Real Estate Management & Development ....................... 48,108 1,642,270 — 1,690,378
Road & Rail ........................................... 539,128 8,712 — 547,840
Semiconductors & Semiconductor Equipment .................... 6,275,059 3,018,937 — 9,293,996
Software ............................................. 13,313,376 113,871 — 13,427,247
Specialty Retail ........................................ 5,146,638 75,110 — 5,221,748
Technology Hardware, Storage & Peripherals .................... 12,011,328 687,387 — 12,698,715
Textiles, Apparel & Luxury Goods ............................ 670,221 2,962,429 — 3,632,650
Thrifts & Mortgage Finance ................................ 46,401 — — 46,401
Trading Companies & Distributors ............................ 161,262 2,213,103 — 2,374,365
Transportation Infrastructure ............................... 48,845 92,314 — 141,159
Water Utilities ......................................... — 289,451 — 289,451
Wireless Telecommunication Services ......................... — 1,093,810 — 1,093,810
Corporate Bonds
Air Freight & Logistics .................................... — 395,056 — 395,056
Airlines .............................................. — 193,393 — 193,393
Automobiles .......................................... — 253,214 — 253,214
Banks ............................................... — 15,402,969 1,000 15,403,969
Beverages ........................................... — 4,055,890 — 4,055,890
Biotechnology ......................................... — 2,463,491 — 2,463,491
Building Products ....................................... — 1,563,788 — 1,563,788
Capital Markets ........................................ — 9,134,307 — 9,134,307
Chemicals ............................................ — 292,195 — 292,195
Commercial Services & Supplies ............................. — 887,247 — 887,247
Communications Equipment ................................ — 706,746 — 706,746
Consumer Finance ...................................... — 710,524 — 710,524
Distributors ........................................... — 138,473 — 138,473
Diversified Financial Services ............................... — 904,400 — 904,400
Diversified Telecommunication Services ........................ — 1,581,318 — 1,581,318
Electric Utilities ........................................ — 1,968,936 — 1,968,936
Electronic Equipment, Instruments & Components ................. — 1,546,612 — 1,546,612
Energy Equipment & Services .............................. — 241,804 — 241,804
Entertainment ......................................... — 342,177 — 342,177
Equity Real Estate Investment Trusts (REITs) .................... — 6,507,537 — 6,507,537
Food Products ......................................... — 3,612,669 — 3,612,669
Gas Utilities ........................................... — 175,486 — 175,486
Health Care Providers & Services ............................ — 3,111,047 — 3,111,047
Hotels, Restaurants & Leisure .............................. — 459,569 — 459,569
Household Products ..................................... — 13,367 — 13,367
Industrial Conglomerates .................................. — 851,545 — 851,545
Insurance ............................................ — 4,053,989 — 4,053,989
Internet & Direct Marketing Retail ............................ — 220,513 — 220,513

BlackRock Sustainable Balanced Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
IT Services ........................................... $ — $ 2,707,197 $ — $ 2,707,197
Life Sciences Tools & Services .............................. — 1,217,208 — 1,217,208
Machinery ............................................ — 1,462,453 — 1,462,453
Media ............................................... — 421,063 — 421,063
Metals & Mining ........................................ — 1,152,755 — 1,152,755
Multi-Utilities .......................................... — 702,967 — 702,967
Oil, Gas & Consumable Fuels ............................... — 3,472,942 — 3,472,942
Paper & Forest Products .................................. — 208,466 — 208,466
Pharmaceuticals ....................................... — 3,205,245 — 3,205,245
Professional Services .................................... — 1,136,858 — 1,136,858
Real Estate Management & Development ....................... — 586,215 — 586,215
Road & Rail ........................................... — 235,259 — 235,259
Semiconductors & Semiconductor Equipment .................... — 3,810,959 — 3,810,959
Software ............................................. — 4,281,726 — 4,281,726
Specialty Retail ........................................ — 1,365,288 — 1,365,288
Technology Hardware, Storage & Peripherals .................... — 2,198,873 — 2,198,873
Thrifts & Mortgage Finance ................................ — 226,857 — 226,857
Wireless Telecommunication Services ......................... — 915,801 — 915,801
Floating Rate Loan Interests ................................. — — 119 119
Investment Companies .................................... 3,826,238 — — 3,826,238
Non-Agency Mortgage-Backed Securities ........................ — 859,784 — 859,784
Other Interests .......................................... — — — —
Preferred Stocks
Airlines .............................................. 73,323 — — 73,323
Automobiles .......................................... — 284,463 — 284,463
Banks ............................................... 471,819 — — 471,819
Chemicals ............................................ — 549,471 — 549,471
Rights ................................................ — 12 — 12
U.S. Government Sponsored Agency Securities .................... — 32,385,949 — 32,385,949
U.S. Treasury Obligations ................................... — 41,152,777 — 41,152,777
Short-Term Securities
Money Market Funds ...................................... 31,498,888 — — 31,498,888
Liabilities
Investments
TBA Sale Commitments .................................... — (883,633) — (883,633)
Investments Sold Short .................................... — (1,559,781) — (1,559,781)
$ 181,920,318 $ 227,463,408 $ 1,119 $ 409,384,845
Investments Valued at NAV
(a)
..................................... 8,117,731
$ —
$ 417,502,576
$ —
Derivative Financial Instruments
(b)
Assets
Foreign currency exchange contracts ............................ $ — $ 26,609 $ — $ 26,609
Interest rate contracts ....................................... 816,752 — — 816,752
Liabilities
Credit contracts ........................................... — (37,129) — (37,129)
Equity contracts ........................................... (455,558) (2,120,288) — (2,575,846)
Interest rate contracts ....................................... (221,734) — — (221,734)
$ 139,460 $ (2,130,808) $ — $ (1,991,348)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.